Share-Based Payments - Bud Apac Share-Based Compaensation Program (Detail) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2021 shares
People bet plan [member]
Disclosure Of Share Based Compaensation Program [Line Items]
Share-based compensation grant date fair value | shares	500,000		0
Share-based compensation grant date fair value | $	$ 2
New Restricted Stock Units Plan [member]
Disclosure Of Share Based Compaensation Program [Line Items]
Share-based compensation grant date fair value | shares	0	600,000
Share-based compensation grant date fair value | $		$ 2
Budweiser APAC [Member] | Share-Based Compensation Plan [member]
Disclosure Of Share Based Compaensation Program [Line Items]
Share-based compensation grant date fair value | shares	12,500,000	100,000
Share-based compensation grant date fair value | $	$ 39	$ 1